Assets and Liabilities Held For Sale and Discontinued Operations - Schedule of Major Classes of Assets and Liabilities of Discontinued Operations (Details) - USD ($)	Jan. 16, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Receivables, net		$ 43,497	$ 33,089
Inventory	$ 875,996	898,962	495,667
Prepaid expenses and deposits		137,875	158,712
Property and equipment	47,618	48,134
Right of use asset	51,721	64,340
Total assets held for sale		1,192,808	687,468
Deposit			10,773
Property and equipment			51,378
Right of use asset			206,582
Total assets held for sale	1,141,696	1,192,808	956,201
Liabilities
Accounts payable and accrued liabilities	307,024	449,125	535,361
Customer deposits	13,806	34,302	36,693
Lease liability		65,489	145,000
Total current liabilities held for sale		548,916	717,054
Lease liability	52,640	65,489	65,489
Total liabilities held for sale	373,470	548,916	782,543
Total assets and liabilities held for sale, net	$ 768,226	$ 643,892	$ 173,658